UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Warner
Title:
Phone:    (212) 593-4538

Signature, Place, and Date of Signing:

      /s/ Brian Warner              New York, NY              08/15/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:       $42,995 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                        --------    ---------  --------- ----------------------- --------  -------- ------------------------
                                                                                                                      VOTING
                                                                   SHRS                                              AUTHORITY
                                  TITLE                   VALUE     OR              PUT/ INVESTMENT   OTHER  -----------------------
NAME OF ISSUER                  OF CLASS       CUSIP    (X$1000)  PRN AMT  SH/PRN   CALL DISCRETION MANAGERS     SOLE    SHARED NONE
--------------                  --------    ----------- -------- --------  -------- ---- ---------- -------- ----------  ------ ----

AMN HEALTHCARE SERVICES INC     COM         001744 10 1     53      3,500   SH            SOLE                  3,500
ALERIS INTL INC                 COM         014477 10 3    902     40,000   SH            SOLE                 40,000
AT&T CORP                       COM NEW     001957 50 5    984     51,696   SH            SOLE                 51,696
COMCAST CORP NEW                CL A        20030N 10 1  2,565     83,618   SH            SOLE                 83,618
FRANKLIN ELECTR PUBLISHERS I    COM         353515 10 9    154     40,000   SH            SOLE                 40,000
GAYLORD ENTMT CO NEW            COM         367905 10 6  7,113    153,000   SH            SOLE                153,000
HANDLEMAN CO DEL                COM         410252 10 0    289     17,500   SH            SOLE                 17,500
HEWLETT PACKARD CO              COM         428236 10 3     99      4,200   SH            SOLE                  4,200
HIGHLAND HOSPITALITY CORP       COM         430141 10 1  1,150    110,000   SH            SOLE                110,000
INFOCUS CORP                    COM         45665B 10 6    276     66,700   SH            SOLE                 66,700
JAMES RIVER COAL CO             COM NEW     470355 20 7    305      8,800   SH            SOLE                  8,800
KELLWOOD CO                     COM         488044 10 8    315     11,700   SH            SOLE                 11,700
KERZNER INTERNATIONAL LTD       SHS         P6065Y 10 7  3,608     63,360   SH            SOLE                 63,360
LIBERTY MEDIA CORP NEW          COM SER A   530718 10 5  9,172    900,123   SH            SOLE                900,123
LIBERTY MEDIA INTL INC          COM SER A   530719 10 3  1,364     29,262   SH            SOLE                 29,262
LTX CORP                        COM         502392 10 3     99     20,000   SH            SOLE                 20,000
MAGNA ENTMT CORP                CL A        559211 10 7  4,271    757,300   SH            SOLE                757,300
MEDIALINK WORLDWIDE INC         COM         58445P 10 5    884    289,900   SH            SOLE                289,900
MI DEVS INC                     CL A SUB    55304X 10 4  3,218    102,000   SH            SOLE                102,000
                                  VTG
MIKOHN GAMING CORP              COM         59862K 10 8  2,206    149,800   SH            SOLE                149,800
NORTH PITTSBURGH SYS INC        COM         661562 10 8  2,076    106,670   SH            SOLE                106,670
OCTEL CORP                      COM         675727 10 1    666     37,000   SH            SOLE                 37,000
SIEBEL SYS INC                  COM         826170 10 2    101     11,400   SH            SOLE                 11,400
SUPERIOR INDS INTL INC          COM         868168 10 5    306     12,900   SH            SOLE                 12,900
WENDYS INTL INC                 COM         950590 10 9    477     10,000   SH            SOLE                 10,000
WARWICK VALLEY TEL CO           COM         936750 10 8    342     14,000   SH            SOLE                 14,000

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